                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               --------------

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one): [   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell
Address: 645 Madison Avenue, 8th Floor
         New York, NY 10022


Form 13F File Number: 28-01221
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Hogan
Title:   Treasurer
Phone:   212-752-5255

Signature, Place, and Date of Signing:


/s/ John D. Hogan              New York, NY              05/08/03
-----------------              ------------              --------
  [Signature]                  [City, State]              [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                3
                                            -------

Form 13F Information Table Entry Total:         121
                                            -------

Form 13F Information Table Value Total:     650,674
                                            -------
                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                           NONE


     No.             Form 13F File Number       Name

      1              28 - 10208                 Richmond Enterprises, Inc.
     ---             -----------------------    --------------------------


      2              28 - 10207                 New York Community Bank
     ---             -----------------------    -----------------------


      3              28 - 10200                 New York Community Bancorp, Inc.
     ---             -----------------------    --------------------------------


                                                              VALUE     SHARES/      SH/ PUT/      INV  OTHE      VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS     CUSIP   x$1000    PRN AMT      PRN CALL     DSCR  MANA       SOLE SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                       COM              002824100      1031        27410  SH       DEFINED  1,2,3     27410
AFLAC INC                         COM              001055102      4742       147960  SH       DEFINED  1,2,3    147960
AGILENT TECHNOLOGIES INC          COM              00846U101       910        69200  SH       DEFINED  1,2,3     69200
ALLERGAN INC                      COM              018490102     13252       194285  SH       DEFINED  1,2,3    194285
AMB PROPERTY CORP                 COM              00163T109     21442       759025  SH       DEFINED  1,2,3    759025
AMERICAN INTL GROUP INC           COM              026874107      1803        36454  SH       DEFINED  1,2,3     36454
AMGEN INC                         COM              031162100       552         9600  SH       DEFINED  1,2,3      9600
ANADARKO PETE CORP                COM              032511107      1169        25690  SH       DEFINED  1,2,3     25690
ANALOG DEVICES INC                COM              032654105     20961       762200  SH       DEFINED  1,2,3    762200
ANNALY MGMT INC                   COM              035710409       215        12300  SH       DEFINED  1,2,3     12300
APPLERA CORP                      COM AP BIO GRP   038020103       550        34750  SH       DEFINED  1,2,3     34750
AUTOMATIC DATA PROCESSING IN      COM              053015103       583        18946  SH       DEFINED  1,2,3     18946
BANK MUT CORP                     COM              063748107      2389        94554  SH       DEFINED  1,2,3     94554
BANK HAWAII CORP                  COM              062540109       785        25500  SH       DEFINED  1,2,3     25500
BAXTER INTL INC                   COM              071813109      1274        68325  SH       DEFINED  1,2,3     68325
BERKSHIRE HATHAWAY INC DEL        CL A             084670108       383            6  SH       DEFINED  1,2,3         6
BERKSHIRE HATHAWAY INC DEL        CL B             084670207      1430          669  SH       DEFINED  1,2,3       669
BIO RAD LABS INC                  CL A             090572207     17547       490825  SH       DEFINED  1,2,3    490825
BRISTOL MYERS SQUIBB CO           COM              110122108       536        25350  SH       DEFINED  1,2,3     25350
BROOKFIELD HOMES CORP             COM              112723101     18940      1430525  SH       DEFINED  1,2,3   1430525
CAPITOL FED FINL                  COM              14057C106      6038       201350  SH       DEFINED  1,2,3    201350
CASCADE NAT GAS CORP              COM              147339105      2661       137155  SH       DEFINED  1,2,3    137155
CELGENE CORP                      COM              151020104      1979        75900  SH       DEFINED  1,2,3     75900
CHARTER FINL CORP WEST PT GA      COM              16122M100      2676        88300  SH       DEFINED  1,2,3     88300
CHEVRONTEXACO CORP                COM              166764100       447         6914  SH       DEFINED  1,2,3      6914
CIMAREX ENERGY CO                 COM              171798101       443        22800  SH       DEFINED  1,2,3     22800
CISCO SYS INC                     COM              17275R102       304        23400  SH       DEFINED  1,2,3     23400
COLGATE PALMOLIVE CO              COM              194162103       879        16140  SH       DEFINED  1,2,3     16140
CONCORD EFS INC                   COM              206197105      4951       526710  SH       DEFINED  1,2,3    526710
COUNTRYWIDE FINANCIAL CORP        COM              222372104      7760       134950  SH       DEFINED  1,2,3    134950
CREE INC                          COM              225447101       889        48000  SH       DEFINED  1,2,3     48000
D R HORTON INC                    COM              23331A109     16317       849825  SH       DEFINED  1,2,3    849825
DIEBOLD INC                       COM              253651103      6785       199900  SH       DEFINED  1,2,3    199900
DISNEY WALT CO                    COM DISNEY       254687106       659        38696  SH       DEFINED  1,2,3     38696
DOMINION RES INC VA NEW           COM              25746U109       709        12811  SH       DEFINED  1,2,3     12811
DOVER CORP                        COM              260003108      2059        85000  SH       DEFINED  1,2,3     85000
DUCOMMUN INC DEL                  COM              264147109       114        11200  SH       DEFINED  1,2,3     11200
DUKE ENERGY CORP                  COM              264399106       970        66700  SH       DEFINED  1,2,3     66700
DURECT CORP                       COM              266605104        41        29200  SH       DEFINED  1,2,3     29200
ECHOSTAR COMMUNICATIONS NEW       CL A             278762109     10460       362200  SH       DEFINED  1,2,3    362200
ETHAN ALLEN INTERIORS INC         COM              297602104      3084       104800  SH       DEFINED  1,2,3    104800
EXXON MOBIL CORP                  COM              30231G102      1342        38408  SH       DEFINED  1,2,3     38408
FIDELITY NATL FINL INC            COM              316326107      5006       146595  SH       DEFINED  1,2,3    146595
FLORIDAFIRST BANCORP INC NEW      COM              343258109      2336       107900  SH       DEFINED  1,2,3    107900
GETTY IMAGES INC                  COM              374276103      1676        61050  SH       DEFINED  1,2,3     61050
GLOBALSANTAFE CORP                SHS              G3930E101      2691       130295  SH       DEFINED  1,2,3    130295
HARLEY DAVIDSON INC               COM              412822108       238         6000  SH       DEFINED  1,2,3      6000
HARLEYSVILLE GROUP INC            COM              412824104      2435        97600  SH       DEFINED  1,2,3     97600
HEINZ H J CO                      COM              423074103       587        20100  SH       DEFINED  1,2,3     20100
HOME DEPOT INC                    COM              437076102      3272       134300  SH       DEFINED  1,2,3    134300
HUDSON CITY BANCORP               COM              443683107     32906      1625800  SH       DEFINED  1,2,3   1625800
INTERNATIONAL FLAVORS&FRAGRA      COM              459506101     19545       628670  SH       DEFINED  1,2,3    628670
INTERNATIONAL RECTIFIER CORP      COM              460254105      1553        78975  SH       DEFINED  1,2,3     78975
INVITROGEN CORP                   COM              46185R100       337        11000  SH       DEFINED  1,2,3     11000
JOHNSON & JOHNSON                 COM              478160104      4843        83682  SH       DEFINED  1,2,3     83682
KIMCO REALTY CORP                 COM              49446R109      6924       197150  SH       DEFINED  1,2,3    197150
KYPHON INC                        COM              501577100      1052       119750  SH       DEFINED  1,2,3    119750
LENNAR CORP                       COM              526057104       303         5650  SH       DEFINED  1,2,3      5650
LIFECORE BIOMEDICAL INC           COM              532187101        56        15400  SH       DEFINED  1,2,3     15400
LONGVIEW FIBRE CO                 COM              543213102       193        29000  SH       DEFINED  1,2,3     29000
M & T BK CORP                     COM              55261F104      2616        33290  SH       DEFINED  1,2,3     33290
MERCK & CO INC                    COM              589331107       614        11200  SH       DEFINED  1,2,3     11200
MERCURY COMPUTER SYS              COM              589378108     17382       639050  SH       DEFINED  1,2,3    639050
MFA MTG INVTS INC                 COM              55272X102     14085      1628340  SH       DEFINED  1,2,3   1628340
MILLIPORE CORP                    COM              601073109      1613        49325  SH       DEFINED  1,2,3     49325
MRV COMMUNICATIONS INC            COM              553477100        19        17000  SH       DEFINED  1,2,3     17000
MURPHY OIL CORP                   COM              626717102      3096        70100  SH       DEFINED  1,2,3     70100
NETFLIX COM INC                   COM              64110L106       326        16000  SH       DEFINED  1,2,3     16000
NEW YORK COMNTY BANCORP INC       COM              649445103     15218       510675  SH       DEFINED  1,2,3    510675
NISOURCE INC                      COM              65473P105      9555       525000  SH       DEFINED  1,2,3    525000
NORTHWEST NAT GAS CO              COM              667655104       954        38000  SH       DEFINED  1,2,3     38000
NUI CORP                          COM              629431107       926        63450  SH       DEFINED  1,2,3     63450
ORACLE CORP                       COM              68389X105       130        12000  SH       DEFINED  1,2,3     12000
PACTIV CORP                       COM              695257105     14961       737000  SH       DEFINED  1,2,3    737000
PALL CORP                         COM              696429307      1271        63550  SH       DEFINED  1,2,3     63550
PARTNERS TRUST FINCL GROUP I      COM              70213A103      1083        63700  SH       DEFINED  1,2,3     63700
PEPSICO INC                       COM              713448108      1347        33678  SH       DEFINED  1,2,3     33678
PFIZER INC                        COM              717081103       310         9950  SH       DEFINED  1,2,3      9950
PIONEER NAT RES CO                COM              723787107     21794       868275  SH       DEFINED  1,2,3    868275
PLUM CREEK TIMBER CO INC          COM              729251108     14378       665940  SH       DEFINED  1,2,3    665940
PMC CAP INC                       COM              693430100       141        30300  SH       DEFINED  1,2,3     30300
PMC COML TR                       SH BEN INT       693434102      6639       502950  SH       DEFINED  1,2,3    502950
POGO PRODUCING CO                 COM              730448107     21405       538210  SH       DEFINED  1,2,3    538210
POLARIS INDS INC                  COM              731068102      3088        62100  SH       DEFINED  1,2,3     62100
PORT FINL CORP                    COM              734119100      7755       162350  SH       DEFINED  1,2,3    162350
PRESSTEK INC                      COM              741113104        49        11000  SH       DEFINED  1,2,3     11000
PRINCIPAL FINANCIAL GROUP IN      COM              74251V102     12682       467275  SH       DEFINED  1,2,3    467275
PROCTER & GAMBLE CO               COM              742718109       581         6527  SH       DEFINED  1,2,3      6527
PROVIDENT FINL SVCS INC           COM              74386T105       338        21400  SH       DEFINED  1,2,3     21400
QUINTON CARDIOLOGY SYS INC        COM              748773108      4087       727300  SH       DEFINED  1,2,3    727300
RPM INTL INC                      COM              749685103       619        59000  SH       DEFINED  1,2,3     59000
SCOTTS CO                         COM              810186106       350         6750  SH       DEFINED  1,2,3      6750
SEALED AIR CORP NEW               COM              81211K100       441        11000  SH       DEFINED  1,2,3     11000
SHIRE PHARMACEUTICALS GRP PL      COM              82481R106      8252       445350  SH       DEFINED  1,2,3    445350
SIGMA ALDRICH CORP                COM              826552101      2398        53900  SH       DEFINED  1,2,3     53900
SLM CORP                          COM              78442P106     18501       166792  SH       DEFINED  1,2,3    166792
SOUTHWESTERN ENERGY CO            COM              845467109      3547       270800  SH       DEFINED  1,2,3    270800
ST JOE CO                         COM              790148100      9033       332100  SH       DEFINED  1,2,3    332100
STANCORP FINL GROUP INC           COM              852891100     24503       475325  SH       DEFINED  1,2,3    475325
STANLEY WKS                       COM              854616109      3847       160340  SH       DEFINED  1,2,3    160340
TELEFLEX INC                      COM              879369106     21377       598785  SH       DEFINED  1,2,3    598785
TIERONE CORP                      COM              88650R108     22258      1353050  SH       DEFINED  1,2,3   1353050
U S PHYSICAL THERAPY INC          COM              90337L108      1591       143100  SH       DEFINED  1,2,3    143100
UNILEVER N V                      N Y SHS NEW      904784709       777        13069  SH       DEFINED  1,2,3     13069
VENTANA MED SYS INC               COM              92276H106      1283        64120  SH       DEFINED  1,2,3     64120
VERIZON COMMUNICATIONS            COM              92343V104       529        14964  SH       DEFINED  1,2,3     14964
W P CAREY & CO LLC                COM              92930Y107       327        13100  SH       DEFINED  1,2,3     13100
WATTS INDS INC                    CL A             942749102       774        49700  SH       DEFINED  1,2,3     49700
WEINGARTEN RLTY INVS              SH BEN INT       948741103       370         9450  SH       DEFINED  1,2,3      9450
WESTFIELD FINANCIAL INC           COM              96008D101      4873       316400  SH       DEFINED  1,2,3    316400
WESTPORT RES CORP NEW             COM              961418100     20960      1040200  SH       DEFINED  1,2,3   1040200
WILEY JOHN & SONS INC             CL A             968223206      2311       101900  SH       DEFINED  1,2,3    101900
YANKEE CANDLE INC                 COM              984757104      2366       138950  SH       DEFINED  1,2,3    138950
SEALED AIR CORP NEW               PFD CV A $2      81211K209      1789        38900  SH       DEFINED  1,2,3     38900
WESTPORT RES CORP NEW             PFD CONV         961418209      5935       276060  SH       DEFINED  1,2,3    276060
COMMSCOPE INC                     NOTE 4.000%12/1  203372AB3      1717      2000000 PRN       DEFINED  1,2,3   2000000
ECHOSTAR COMMUNICATIONS NEW       NOTE 4.875% 1/0  278762AD1     16867     17411000 PRN       DEFINED  1,2,3  17411000
GETTY IMAGES INC                  NOTE 5.000% 3/1  374276AE3      3465      3657500 PRN       DEFINED  1,2,3   3657500
INTERNATIONAL RECTIFIER CORP      NOTE 4.250% 7/1  460254AE5     16400     18583500 PRN       DEFINED  1,2,3  18583500
INVITROGEN CORP                   NOTE 5.500% 3/0  46185RAB6      6752      7107500 PRN       DEFINED  1,2,3   7107500
LEVEL 3 COMMUNICATIONS INC        NOTE 6.000% 9/1  52729NAG5         5        10000 PRN       DEFINED  1,2,3     10000